Goodwill and Intangible Assets - Summary of Intangible Assets Excluding Goodwill (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016	Oct. 31, 2015
Intangible Assets Excluding Goodwill [Line Items]
Finite-lived intangible assets, gross	$ 122,246	$ 84,123	$ 71,963
Less: accumulated amortization	(57,802)	(47,846)	(38,423)
Finite-lived intangible assets, net	64,444	36,277	33,540
Indefinite-lived trade names	106,073	87,763	85,363
Total intangible assets, net	170,517	124,040	118,903
Technology-related Intangible Assets [Member]
Intangible Assets Excluding Goodwill [Line Items]
Finite-lived intangible assets, gross	$ 1,657	$ 724	724
Finite-lived intangible assets, useful life	7 years	7 years
Order Customer Relationships [Member]
Intangible Assets Excluding Goodwill [Line Items]
Finite-lived intangible assets, gross	$ 110,554	$ 79,172	69,872
Finite-lived intangible assets, useful life	8 years	8 years 7 months 6 days
Order Backlog [Member]
Intangible Assets Excluding Goodwill [Line Items]
Finite-lived intangible assets, gross	$ 4,498	$ 220
Finite-lived intangible assets, useful life	1 year	1 year
Non-compete Agreements [Member]
Intangible Assets Excluding Goodwill [Line Items]
Finite-lived intangible assets, gross	$ 2,060	$ 530
Finite-lived intangible assets, useful life	5 years	6 years
Trade Names [Member]
Intangible Assets Excluding Goodwill [Line Items]
Finite-lived intangible assets, gross	$ 3,477	$ 3,477	$ 1,367
Finite-lived intangible assets, useful life	7 years	7 years